Dividend income (Tables)	12 Months Ended
Dec. 31, 2018
Dividend income Abstract
Detail of Income from dividends
	Million of euros
	2018 (*)	2017	2016
Dividend income classified as:
Financial assets held for trading	241	234	217
Non-trading financial assets mandatorily at fair value through profit or loss	23	—	—
Financial assets available-for-sale	—	150	196
Financial assets at fair value through other comprehensive income	106	—	—
	370	384	413

(*)     See further detail regarding the impacts of the entry into force of IFRS9 as of January 1, 2018 (Note 1.b).